Other Assets - Summary of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Apr. 10, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid initial public offering costs				$ 2,257
Prepaid distribution fees	122	125		134
Deferred financing costs, less current portion	102	148	24	261
Deposits for equipment	76	256
Deposits on equipment leases	177	177		43
Other assets	162	100		90
Other assets, total	$ 639	$ 806		$ 2,785